Exhibit 99.1

World Omni Auto Receivables Trust 2024-C

Monthly Servicer Certificate

April 30, 2025

Dates Covered
Collections Period	04/01/25 - 04/30/25
Interest Accrual Period	04/15/25 - 05/14/25
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/25	881,420,522.71	37,206
Yield Supplement Overcollateralization Amount 03/31/25	65,902,809.62	0
Receivables Balance 03/31/25	947,323,332.33	37,206
Principal Payments	37,872,405.33	918
Defaulted Receivables	932,929.34	27
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/25	62,403,563.93	0
Pool Balance at 04/30/25	846,114,433.73	36,261

Pool Statistics	$ Amount	# of Accounts
Pool Factor	69.22%
Prepayment ABS Speed	1.88%
Aggregate Starting Principal Balance	1,312,595,946.50	46,537

Delinquent Receivables:
Past Due 31-60 days	8,843,816.24	307
Past Due 61-90 days	2,767,276.78	92
Past Due 91-120 days	361,104.99	15
Past Due 121+ days	0.00	0
Total	11,972,198.01	414

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.32%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.34%
Delinquency Trigger Occurred	NO

Recoveries	902,147.54
Aggregate Net Losses/(Gains) - April 2025	30,781.80
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.04%
Prior Net Losses/(Gains) Ratio	0.59%
Second Prior Net Losses/(Gains) Ratio	0.49%
Third Prior Net Losses/(Gains) Ratio	0.60%
Four Month Average	0.43%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.33%

Overcollateralization Target Amount	7,615,029.90
Actual Overcollateralization	7,615,029.90
Weighted Average Contract Rate	6.72%
Weighted Average Contract Rate, Yield Adjusted	10.28%
Weighted Average Remaining Term	54.39

Flow of Funds	$ Amount
Collections	44,018,914.28
Investment Earnings on Cash Accounts	26,441.48
Servicing Fee	(789,436.11)
Transfer to Collection Account	-
Available Funds	43,255,919.65

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,133,246.39
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	141,648.00
(5) Noteholders' Second Priority Principal Distributable Amount	9,213,304.28
(6) Class C Interest	73,094.00
(7) Noteholders' Third Priority Principal Distributable Amount	18,160,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,615,029.90
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,919,597.08

Total Distributions of Available Funds	43,255,919.65

Servicing Fee	789,436.11
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,156,070,000.00
Original Class B	36,320,000.00
Original Class C	18,160,000.00

Total Class A, B, & C
Note Balance @ 04/15/25	873,487,738.01
Principal Paid	34,988,334.18
Note Balance @ 05/15/25	838,499,403.83

Class A-1
Note Balance @ 04/15/25	0.00
Principal Paid	0.00
Note Balance @ 05/15/25	0.00
Note Factor @ 05/15/25	0.0000000%

Class A-2a
Note Balance @ 04/15/25	152,119,200.86
Principal Paid	15,016,452.44
Note Balance @ 05/15/25	137,102,748.42
Note Factor @ 05/15/25	68.5513742%

Class A-2b
Note Balance @ 04/15/25	202,318,537.15
Principal Paid	19,971,881.74
Note Balance @ 05/15/25	182,346,655.41
Note Factor @ 05/15/25	68.5513742%

Class A-3
Note Balance @ 04/15/25	403,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/25	403,000,000.00
Note Factor @ 05/15/25	100.0000000%

Class A-4
Note Balance @ 04/15/25	61,570,000.00
Principal Paid	0.00
Note Balance @ 05/15/25	61,570,000.00
Note Factor @ 05/15/25	100.0000000%

Class B
Note Balance @ 04/15/25	36,320,000.00
Principal Paid	0.00
Note Balance @ 05/15/25	36,320,000.00
Note Factor @ 05/15/25	100.0000000%

Class C
Note Balance @ 04/15/25	18,160,000.00
Principal Paid	0.00
Note Balance @ 05/15/25	18,160,000.00
Note Factor @ 05/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,347,988.39
Total Principal Paid	34,988,334.18
Total Paid	38,336,322.57

Class A-1
Coupon	5.36900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.78000%
Interest Paid	605,941.48
Principal Paid	15,016,452.44
Total Paid to A-2a Holders	15,622,393.92

Class A-2b
SOFR Rate	4.34471%
Coupon	4.81471%
Interest Paid	811,754.24
Principal Paid	19,971,881.74
Total Paid to A-2b Holders	20,783,635.98

Class A-3
Coupon	4.43000%
Interest Paid	1,487,741.67
Principal Paid	0.00
Total Paid to A-3 Holders	1,487,741.67

Class A-4
Coupon	4.44000%
Interest Paid	227,809.00
Principal Paid	0.00
Total Paid to A-4 Holders	227,809.00

Class B
Coupon	4.68000%
Interest Paid	141,648.00
Principal Paid	0.00
Total Paid to B Holders	141,648.00

Class C
Coupon	4.83000%
Interest Paid	73,094.00
Principal Paid	0.00
Total Paid to C Holders	73,094.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.7656754
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.9028410
Total Distribution Amount	31.6685164

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	3.0297074
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	75.0822622
Total A-2a Distribution Amount	78.1119696

A-2b Interest Distribution Amount	3.0517077
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	75.0822622
Total A-2b Distribution Amount	78.1339699

A-3 Interest Distribution Amount	3.6916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.6916667

A-4 Interest Distribution Amount	3.7000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.7000000

B Interest Distribution Amount	3.9000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.9000000

C Interest Distribution Amount	4.0250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.0250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	263.33
Noteholders' Third Priority Principal Distributable Amount	519.03
Noteholders' Principal Distributable Amount	217.64

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/25	3,026,385.22
Investment Earnings	10,579.46
Investment Earnings Paid	(10,579.46)
Deposit/(Withdrawal)	-
Balance as of 05/15/25	3,026,385.22
Change	-

Required Reserve Amount	3,026,385.22